Securities (Gross Unrealized Gains and Losses on Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 1,262	$ 1,413
Available-for-sale securities gross unrealized losses	1,450	2,725
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	977	644
Available-for-sale securities gross unrealized losses	158	777
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	285	769
Available-for-sale securities gross unrealized losses	1,276	1,932
Other Available-for-Sale Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized losses	$ 16	$ 16